Advances to suppliers	9 Months Ended
Mar. 31, 2012
Advances To Suppliers Disclosure [Abstract]
Advances to suppliers

Note 7 – Advances to suppliers

Advances to suppliers are monies deposited with or advanced to unrelated vendors for future inventory purchases, which consist mainly of raw coal purchases. Most of the Company’s vendors require a certain amount of funds to be deposited with them as a guarantee that the Company will receive its purchases on a timely basis and with favorable pricing.

Advances to suppliers as of March 31, 2012 and June 30, 2011 amounted to $14,455,894 and $8,994,833, respectively.